Cover	Oct. 25, 2024
Entity Listings [Line Items]
Document Type	8-K/A
Document Period End Date	Oct. 25, 2024
Entity Registrant Name	D-Wave Quantum Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41468
Entity Tax Identification Number	88-1068854
Entity Address, Address Line One	2650 East Bayshore Road
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94303
City Area Code	604
Local Phone Number	630-1428
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001907982
Amendment Flag	false
Common Stock
Entity Listings [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	QBTS
Security Exchange Name	NYSE
Warrant
Entity Listings [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for 1.4541326 shares of common stock at an exercise price of $11.50
Trading Symbol	QBTS.WT
Security Exchange Name	NYSE